Post-retirement and other defined benefit schemes	12 Months Ended
Dec. 31, 2022
Post-retirement and other defined benefit schemes
Post-retirement and other defined benefit schemes

22 Post-retirement and other defined benefit schemes

Background

This section predominantly covers defined benefit arrangements like post retirement pension and medical plans which make up the vast bulk of the Group’s liabilities. However, it also incorporates other benefits which fall under IAS 19 rules and which require an actuarial valuation, including but not limited to: Lump Sum plans, Long Service Awards and defined contribution pension plans which have some defined benefit characteristics (e.g. a minimum guaranteed level of benefit). In total, over 50 plans in 28 countries are covered.

The Group and most of its subsidiaries offer retirement plans which cover the majority of employees. The Group’s policy is to provide defined contribution (DC) orientated pension provision to its employees unless otherwise compelled by local regulation. As a result, many of these retirement plans are DC, where the Group contribution and resulting charge is fixed at a set level or is a set percentage of employees’ pay. However, several plans, mainly in the UK, the US and Sweden, are defined benefit (DB), where benefits are based on employees’ length of service and linked to their salary. The major DB plans are largely legacy arrangements as they have been closed to new entrants since 2000, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979). During 2010, following consultation with its UK employees’ representatives, the Group introduced a freeze on pensionable pay at 30 June 2010 levels for DB members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now 452 employees. In November 2017, the Group closed the qualified and non-qualified US DB pension plans to future accrual (and removed any salary link) from 31 December 2017.

The major DB plans are funded through separate, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve special Group payments, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored by the Group and local fiduciaries, who take into account the strength of the Group’s covenant, local regulation, cash flows, and the solvency and maturity of the pension scheme.

With a general improvement in funding solvency over the course of 2022, three of the Group's defined benefit plans had surplus positions, with three other plans close to full funding and therefore to surplus. As a result, the Group reviewed its policy on surplus recognition, paying particular attention to the requirements of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’. The Group concluded that in five instances, the surplus would be repayable, while a small surplus in Sweden was derecognised.

Financing Principles and Funding Framework

Eighty eight per cent of the Group’s total DB obligations (or 56% of net obligations) at 31 December 2022 are in schemes within the UK, the US and Sweden. In these countries, the pension obligations are funded in line with the Group’s financing principles, as disclosed in prior years. There were no changes to these principles during 2022.

The Group has developed a long-term funding framework to implement these principles. This framework targets either full funding on a low-risk funding measure, or buyout with an external insurer as the pension funds mature, with affordable long-term de-risking of investment strategy along the way. Unless local regulation dictates otherwise, this framework determines the cash contributions payable.

UK

The UK Pension Fund represents approximately 59% of the Group’s DB obligations at 31 December 2022. The financing principles are modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Trustee.

Role of Trustee and Regulation

The UK Pension Fund is governed and administered by a corporate Trustee which is legally separate from the Group. The Trustee Directors are comprised of representatives appointed by both the employer and employees and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular for investment strategy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions due to the UK Pension Fund.

The UK pensions market is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

The Pension Scheme Act 2021 became effective in the UK from 1 October 2021. A section of this Act places additional legal requirements on companies who sponsor UK defined benefit pension schemes, to monitor and assess corporate activity, with a focus on the potential impact of such activity on the ongoing security of these benefits. The Group has developed a framework to ensure it meets its responsibilities under the Act.

There have been two UK High Court Rulings relating to Guaranteed Minimum Pensions (GMP) equalisation in 2018 and 2020. Following the publication of guidance around implementation in 2021, the Trustee, with input from the Group, has made significant progress in equalising benefits. Further details are set out later on in this Note. An estimate of the impact of these changes has already been recognised in 2018 and 2020, and actual experience is in line with the estimates previously recognised.

Funding requirements

UK legislation requires that DB pension schemes are funded prudently. On a triennial basis, the Trustee and the Group must agree on a set of assumptions used to value the liabilities as a part of an actuarial valuation. Together with the asset valuation, this facilitates the calculation of a funding level and of the contributions required (if any) to ensure the UK Pension Fund is fully funded over an appropriate time period and on a suitably prudent measure. The technical provisions assumptions used to value the liabilities for the triennial actuarial valuation are usually set more prudently than the assumptions used to prepare an accounting valuation of the liabilities, which are set under IAS 19 rules to be a ‘best estimate’.

The last full actuarial valuation of the UK Pension Fund was carried out by a qualified actuary as at 31 March 2019. It was finalised in June 2020 and in early 2021, the Pensions Regulator acknowledged the outcome and no issues were raised. The funding assumptions used in this actuarial valuation were set out in the Group’s 2020 report. The actuarial valuation as at 31 March 2022 is currently in progress, with a likely timescale for completion during the second quarter of 2023. However, the value of the Fund’s obligations disclosed at 31 December 2022 incorporates data from this latest actuarial valuation including updated membership information and demographic assumptions.

Aspects of the triennial actuarial valuation are governed by a long-term funding agreement, effective since October 2016 and which sets out a path to full funding on a low-risk measure. Under this agreement, if a deficit exists, the Group is required to provide security. A key element of this security is to grant a charge in favour of the Trustee over land and buildings on the Cambridge Biomedical Campus, required to be effective within three months of the practical completion of the site, or by 30 June 2023 (whichever is earlier). An extension was granted by the Trustee to this backstop date in 2022. This charge is not currently in force. When effective, the charge would only crystallise in the event of the Group’s insolvency. This charge will provide long-term security in respect of future UK Pension Fund contributions and is capped at £350m.

In relation to deficit recovery contributions, a lump sum contribution of £39m was made in March 2022, with a further £39m contribution due before 31 March 2023. In addition, a contribution of £30m was also made in March 2022, which was a final instalment of a separate deferred contribution explained below.

During 2017, the Group provided a letter of credit to the Trustee, to underwrite the deferral of an additional deficit recovery contribution of approximately £126m which was due in 2017. This contribution was paid in five instalments (with interest) from March 2018 to March 2022. The letter of credit underwriting these payments reduced in value as each annual payment was made and given all payments have been made, the letter of credit has now expired.

Substantial progress was made over 2022 in equalising GMP for members of the UK Pension Fund. The method of equalisation adopted was to convert GMP to simplify the structure and administration of benefits. As at 31 December 2022, a majority of pensioner and dependent members have had their benefits equalised. Further work will be completed over 2023 to address equalisation for the remaining affected members. As part of the GMP equalisation project, a Pension Increase Exchange (“PiE”) option has also been provisionally made available to the majority of pensioner members, at the Group’s discretion. This option provides the member with a choice to opt for a higher pension right away, but with no (or fewer) inflation linked increases in the future. The PIE option element of the project is currently ongoing and if it proceeds, will not conclude until 2023.

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Group by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. In particular, the Trustee has no unilateral right to wind up the Fund without Company consent nor does it have the power to unilaterally use surplus to augment benefits prior to wind-up. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2023 for the UK scheme will be approximately $20m.

Liquidity and liability hedging

Significant increases in UK Government bond yields over September and October created liquidity challenges for many UK defined benefit schemes with liability hedging portfolios, who needed to post collateral quickly to meet margin calls on derivative holdings. The Group's UK Pension Fund was not adversely impacted over this period due to a combination of Group and Trustee oversight and a functioning risk management policy. The UK Pension Fund did not require any financial support from the Group, was self-sufficient and operated normally throughout this period. The Fund maintained its investment strategy and funding solvency materially improved over the year. Furthermore, with the UK Pension Fund ahead of its long term plan, this improvement allowed the Trustee, with support from the Group to de-risk investment strategy ahead of plan, reducing long term investment risk both to the Group and members in an affordable manner.

United States and Sweden

The US and Sweden plans account for 13% and 16%, respectively, of the Group’s defined benefit obligations. The US and Sweden pension plans are governed by Fiduciary Bodies with responsibility for the investment of the assets. These plans are funded in line with the Group’s financing principles and local regulations.

The US defined benefit pension plans were actuarially revalued at 31 December 2022, when plan obligations were $907m and plan assets were $835m. This includes obligations in respect of the non-qualified plan which is unfunded. The qualified US pension plan is close to fully funded on an IAS 19 basis and has a positive funding balance on the local statutory measure. As such, no contributions are required, and the investment strategy is largely de-risked. During 2022, the Group submitted the legal documentation required to terminate the plan and move to a full buy-out and settlement of the liabilities. This process is currently ongoing and if the Group proceeds, it is not expected to complete until midway 2023 at the earliest.

The Swedish defined benefit pension plans were actuarially valued at 31 December 2022, when plan obligations were estimated to amount to $1,312m and plan assets were $946m. The local Swedish GAAP funding position can influence contribution policy. Over 2022, for the main pension fund, the Group did not request a reimbursement of benefit payments made throughout the year, which totalled approximately $44m.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2023 for the United States and Sweden will be approximately $55m.

Other defined benefit plans

The Group provides benefit plans other than pensions which have to be reported under IAS 19. These include Lump Sum plans, Long Service Awards and defined contribution pension plans which have a guaranteed minimum benefit. However, the largest category of these ‘other’ non-pension plans are healthcare benefits.

In the US, and to a lesser extent in certain other countries, the Group’s employment practices include the provision of healthcare and life assurance benefits for eligible retired employees. As at 31 December 2022, some 3,393 retired employees and covered dependants currently benefit from these provisions and some 2,339 current employees will be eligible on their retirement. The Group accrues for the present value of such retiree obligations over the working life of the employee. In practice, these benefits will be funded with reference to the financing principles.

In the US, the Post Retirement Welfare Plan which provides retiree medical benefits has a surplus of $62m. As a result, the investment strategy has been fully de-risked. The Group has concluded that under current legislation, the surplus would be repayable in the future to subsidise other medical benefits offered to employees. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

The cost of post-retirement benefits other than pensions for the Group in 2022 was $1m (2021: $1m; 2020: $1m). Plan assets were $173m and plan obligations were $129m at 31 December 2022. These benefit plans have been included in the disclosure of post-retirement benefits under IAS 19.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 for the major defined benefit schemes operated by the Group to 31 December 2022. The assumptions used may not necessarily be borne out in practice, due to the inherent financial and demographic uncertainty associated with making long-term projections. These assumptions reflect the changes which have the most material impact on the results of the Group and were as follows:

				2021
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.3%	–	2.3%	2.2%
Rate of increase in salaries	– [1]	–	3.8%	3.7%
Rate of increase in pensions in payment	3.1%	–	2.3%	2.2%
Discount rate – defined benefit obligation	1.9%	2.8%	1.8%	1.2%
Discount rate – interest cost	1.9%	2.2%	1.6%	1.0%
Discount rate – service cost	1.9%	n/a	1.9%	1.4%

				2022
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.2%	–	1.9%	2.5%
Rate of increase in salaries	– [1]	–	3.4%	4.0%
Rate of increase in pensions in payment	3.1%	–	1.9%	2.5%
Discount rate – defined benefit obligation[2]	4.9%	5.0%	4.1%	3.7%
Discount rate – interest cost[3]	5.0%	4.9%	4.0%	3.8%
Discount rate – service cost[3]	4.8%	n/a	4.0%	3.7%

1	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
2	Group defined benefit obligation as at 31 December 2022 calculated using discount rates based on market conditions as at 31 December 2022.
3	2022 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2021.
4	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

The weighted average duration of the post-retirement scheme obligations is approximately 12 years in the UK, 10 years in the US, 16 years in Sweden and 14 years for the Rest of the Group (including Germany).

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data are available. Additional allowance for future improvements in life expectancy is included for all major schemes where there is credible data to support a continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male and female members retiring in 2022 and male and female members expected to retire in 2042 (2021: 2021 and 2041 respectively).

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2022	2042	2021	2041	2022	2042	2021	2041
UK	22.2	23.2	22.5	23.7	23.8	24.9	23.9	25.2
US	22.0	23.2	21.9	23.2	23.4	25.0	23.3	24.9
Sweden	21.8	23.6	21.9	23.6	23.9	26.0	24.5	25.6

In the UK, the Group updated the mortality tables used, reflecting analysis carried out as part of the latest actuarial valuation and adopted the CMI 2021 Mortality Projections Model with a 1% long-term improvement rate. Other demographic assumptions were updated based on analysis carried out as part of the 2022 actuarial valuation including the assumed age gap between members and their partners. The Group assumes that 25% of members (2021: 30%) will transfer out of the defined benefit section of the AstraZeneca Pension Fund at the point of retirement.

In the US and Sweden the Group continues to use the most recently published mortality tables. No update was published in the US in 2022 and MP-2021 continues to be used, but a new table, DUS21, has been used in Sweden.

Risks associated with the Group’s defined benefit pension schemes

The UK defined benefit plan accounts for 59% of the Group’s defined benefit obligations and exposes the Group to a number of risks, the most significant of which are:

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 60% of the UK Pension Fund is invested in growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise. De-risking of the investment strategy took place over 2022, as the Fund moved ahead of its long-term target, with exposure to Growth Assets reducing from approximately 72.5% to 61.0%.

The Trustee has hedged approximately 93% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts (and gilt repurchase agreements or “gilt repo”) of appropriate duration, set to target a hedge ratio of approximately 100% of total assets. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2022. Furthermore, over 2022, the liability hedging benchmark was moved to a 100% gilt-based hedging strategy to reduce funding basis risk and almost all net swap exposure was removed. Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and gilt repo) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk (albeit less than in previous years) on an accounting basis should yields on gilts diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). It was confirmed in November 2020 the intention to align RPI with Consumer Price Index including Housing (CPIH) from 2030. Other things being equal, this will lead to lower liability valuations.

The UK Pension Fund holds RPI index-linked gilts and gilt repo. As with the interest rate hedge, the liability benchmark was changed over 2022 to facilitate hedging solely with gilts rather than the previous mix of gilts and swaps. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO (approximately 93% hedged as a percentage of assets at the end of 2022). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $1.9bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy would result in a $191m increase in pension fund obligations, which would be partially offset by a $103m increase in the value of the longevity swap and hence the pension fund assets. The impact of the COVID-19 pandemic on long-term mortality assumptions is not yet known. The Group will conduct a mortality review once robust data is available.

Other risks

There are a number of other risks of administering the UK Pension Fund which the Trustee manages with Group input. Some of the major risks include counterparty risks from using derivatives and collateral management risk (mitigated by using a specialist investment manager to oversee a diversified range of counterparties of high standing, ensuring positions are collateralised daily and having a robust collateral management policy). Furthermore, there are operational risks (such as paying out the wrong benefits) and legislative risks (such as the pensions regulator introducing new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the pension funds.

The Group’s pension plans in the US and Sweden also manage these key risks, where they are relevant, in a similar way, with the local fiduciary bodies investing in a diversified manner and employing a framework to hedge interest rate risk.

Local fiduciary boards are aware of Environmental, Social and Governance (ESG) risks as they pertain to investment policy, and where local regulation allows, have policies in place to monitor and manage such risks and comply with local legislation and disclosure requirements.

Assets and obligations of defined benefit schemes

The assets and obligations of the defined benefit schemes operated by the Group at 31 December 2022, as calculated in accordance with IAS 19, are shown below. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash flow projections over long periods and is therefore inherently uncertain.

There has been a material fall in both asset and liability valuations over 2022, predominantly due to significant increases in long-term global bond yields. This had the impact of lowering liability and asset valuations.

Scheme assets

											2021
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,500	–	303	–	–	–	75	–	2,878	–	2,878
Corporate bonds[2]	–	–	877	–	–	–	16	–	893	–	893
Derivatives[3]	–	(237)	2	(1)	–	259	(1)	–	1	21	22
Investment funds: Listed Equities[4]	–	1,427	–	–	–	134	55	6	55	1,567	1,622
Investment funds: Absolute Return/Multi Strategy[4]	–	2,342	–	–	–	647	8	–	8	2,989	2,997
Investment funds: Corporate Bonds/Credit[4]	–	1,006	–	–	–	192	53	11	53	1,209	1,262
Cash and cash equivalents	34	261	227	–	–	2	–	2	261	265	526
Other	–	–	–	5	–	–	1	358	1	363	364
Total fair value of scheme assets[5]	2,534	4,799	1,409	4	–	1,234	207	377	4,150	6,414	10,564

											2022
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,931	–	104	–	–	–	60	–	2,095	–	2,095
Corporate bonds[2]	–	–	622	–	–	–	11	–	633	–	633
Derivatives[3]	–	(608)	(2)	(3)	–	325	(2)	–	(4)	(286)	(290)
Investment funds: Listed Equities[4]	–	265	–	–	–	–	49	4	49	269	318
Investment funds: Absolute Return/Multi Strategy[4]	–	1,701	–	–	–	475	6	–	6	2,176	2,182
Investment funds: Corporate Bonds/Credit[4]	–	817	–	–	–	144	49	10	49	971	1,020
Cash and cash equivalents	52	415	285	–	–	2	–	4	337	421	758
Other	–	–	–	2	–	–	1	311	1	313	314
Total fair value of scheme assets[5]	1,983	2,590	1,009	(1)	–	946	174	329	3,166	3,864	7,030

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 176. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	Included in scheme assets is less than $1m of the Group’s own assets (2021: $nil). The assets are AstraZeneca corporate debt held by the US qualified plan and amount to 0.05% of the plan's assets.

Scheme obligations

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(532)	(81)	(926)	(523)	(2,062)
Deferred membership	(1,709)	(693)	(718)	(465)	(3,585)
Pensioners	(5,700)	(630)	(729)	(312)	(7,371)
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

					2022
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(212)	(54)	(430)	(424)	(1,120)
Deferred membership	(804)	(437)	(369)	(299)	(1,909)
Pensioners	(3,785)	(531)	(513)	(250)	(5,079)
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)	(8,108)

Net (deficit)/surplus in the scheme

					2021
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,333	1,413	1,234	584	10,564
Total value of scheme obligations	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(608)	9	(1,139)	(716)	(2,454)
Included in Non-current other receivables	–	–	–	–	–
Included in Retirement benefit obligations	(608)	9	(1,139)	(716)	(2,454)
	(608)	9	(1,139)	(716)	(2,454)

						2022
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,573	1,008	946	503		7,030
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)		(8,108)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(228)	(14)	(366)	(470)		(1,078)
Included in Non-current other receivables	–	62	–	28	[1]	90
Included in Retirement benefit obligations	(228)	(76)	(366)	(498)		(1,168)
	(228)	(14)	(366)	(470)		(1,078)

[1]	Surpluses were recognised in Ireland and Belgium.

Fair value of scheme assets

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	7,333	1,413	1,234	584	10,564	7,179	1,570	1,338	581	10,668
Interest income on scheme assets	123	29	18	5	175	75	27	12	4	118
Expenses	(5)	(2)	–	–	(7)	(7)	–	–	–	(7)
Actuarial gains/(losses)	(1,964)	(295)	(153)	(55)	(2,467)	372	(22)	62	3	415
Exchange and other adjustments	(728)	–	(152)	(34)	(914)	(77)	(5)	(132)	1	(213)
Employer contributions	118	7	43	37	205	122	19	5	28	174
Participant contributions	1	5	–	5	11	2	–	–	2	4
Benefits paid	(305)	(149)	(44)	(39)	(537)	(333)	(176)	(51)	(35)	(595)
Scheme assets’ fair value at end of year	4,573	1,008	946	503	7,030	7,333	1,413	1,234	584	10,564

The actual return on the plan assets was a loss of $2,292m (2021: gain of $533m). The asset loss was driven predominantly by a fall in the value of the liability hedging portfolio in the UK and to a lesser extent, in the US and Sweden as long term bond yields increased. The asset loss was more than offset by the fall in the liability value shown in the table below.

Movement in post-retirement scheme obligations

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)
Current service cost	(14)	(1)	(35)	(38)	(88)	(18)	(2)	(69)	(34)	(123)
Past service (cost)/credit	(5)	–	(4)	3	(6)	(4)	–	(1)	–	(5)
Participant contributions	(1)	(4)	–	(5)	(10)	(2)	–	–	(2)	(4)
Benefits paid	305	149	44	39	537	333	176	51	35	595
Interest expense on post-retirement scheme obligations	(132)	(29)	(31)	(12)	(204)	(87)	(28)	(22)	(8)	(145)
Actuarial gains/(losses)	2,243	268	806	268	3,585	199	46	(43)	9	211
Exchange and other adjustments	744	(1)	281	72	1,096	63	5	236	19	323
Present value of obligations in scheme at end of year	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

The obligations arise from over 50 plans in 28 countries:

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(4,787)	(851)	(1,310)	(842)	(7,790)	(7,927)	(1,178)	(2,371)	(1,160)	(12,636)
Funded – post-retirement healthcare	–	(111)	–	–	(111)	–	(143)	–	–	(143)
Unfunded – pension schemes[1]	–	(60)	(2)	(122)	(184)	–	(83)	(2)	(127)	(212)
Unfunded – post-retirement healthcare	(14)	–	–	(9)	(23)	(14)	–	–	(13)	(27)
Total	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)

[1]	Includes defined benefit pension schemes and other plans, such as Lump Sum, Long Service Award and DC plans with underpins.

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the year ended 31 December 2022, are set out below.

					2022					2021
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(14)	(1)	(35)	(38)	(88)	(18)	(2)	(69)	(35)	(124)
Past service (cost)/credit	(5)	–	(4)	3	(6)	(4)	–	(1)	–	(5)
Expenses	(5)	(2)	–	–	(7)	(7)	–	–	–	(7)
Total charge to Operating profit	(24)	(3)	(39)	(35)	(101)	(29)	(2)	(70)	(35)	(136)
Finance expense
Interest income on scheme assets	123	29	18	5	175	75	27	12	5	119
Interest expense on post-retirement scheme obligations	(132)	(29)	(31)	(12)	(204)	(87)	(28)	(22)	(8)	(145)
Net interest on post-employment defined benefit plan liabilities	(9)	–	(13)	(7)	(29)	(12)	(1)	(10)	(3)	(26)
Charge before taxation	(33)	(3)	(52)	(42)	(130)	(41)	(3)	(80)	(38)	(162)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(1,964)	(295)	(153)	(55)	(2,467)	372	(22)	62	3	415
Experience gains/(losses) arising on the post-retirement scheme obligations	55	(16)	(99)	(6)	(66)	(43)	(9)	–	74	22
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	2,272	284	896	275	3,727	239	59	(43)	(61)	194
Changes in demographic assumptions	(84)	–	9	(1)	(76)	3	(4)	–	(4)	(5)
Remeasurement of the defined benefit liability	279	(27)	653	213	1,118	571	24	19	12	626

Past service costs include granting early retirement in UK and Sweden.

Total Group pension costs in respect of defined contribution and defined benefit schemes during the year are set out below (see Note 29).

	2022	2021
	$m	$m
Defined contribution schemes	445	428
Defined benefit schemes − current service costs and expenses	95	131
Defined benefit schemes − past service cost	6	5
Pension costs	546	564

Rate sensitivities

The following table shows the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our three main defined benefit pension obligation countries.

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	262	(289)	565	(634)
US ($m)	46	(49)	79	(84)
Sweden ($m)	95	(107)	197	(226)
Total ($m)	403	(445)	841	(944)

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(173)	165	(386)	375
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(104)	93	(207)	196
Total ($m)	(277)	258	(593)	571

		2022		2021
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(47)	43	(90)	82
Total ($m)	(47)	43	(90)	82

			2022			2021
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(191)	[2]	193	[3]	(390)	388
US ($m)	(20)		20		(29)	29
Sweden ($m)	(44)		44		(94)	93
Total ($m)	(255)		257		(513)	510

1	Rate of increase in pensions in payment follows inflation.
2	Of the $191m increase, $103m is covered by the longevity swap.
3	Of the $193m decrease, $103m is covered by the longevity swap.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership.

The inflation sensitivity allows for the impact of a change in inflation on salary increases and pension increases (where these assumptions are inflation-linked).

The salary increase sensitivity reflects the impact of an increase of only salary relative to inflation.

The sensitivity to the life expectancy assumption is estimated based on a revised mortality assumption that extends/reduces the current life expectancy by one year for a particular age.